Cover	Jul. 17, 2023
Cover [Abstract]
Entity Registrant Name	KINDCARD, INC.
Entity Central Index Key	0001696025
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 17, 2023
Entity File Number	000-56003
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	81-4520116
Entity Address Address Line 1	1001 Yamato Road
Entity Address Address Line 2	#100
Entity Address City Or Town	Boca Raton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33431
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	888-0708
City Area Code	888